T. ROWE PRICE Retirement 2025 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 36.8%
T. Rowe Price Funds:
New Income Fund  1,744,333 47,572 301,512 175,824,377 1,420,661
Limited Duration Inflation
Focused Bond Fund  1,105,005 91,555 293,393 175,310,613 813,441
International Bond Fund (USD
Hedged)  605,943 55,661 82,829 64,244,703 513,315
U.S. Treasury Long-Term Index
Fund  418,354 81,538 48,275 50,563,650 408,554
Dynamic Global Bond Fund  485,873 55,366 115,457 44,255,669 375,288
Emerging Markets Bond Fund  345,986 51,884 44,546 40,114,205 342,174
High Yield Fund  333,717 25,043 36,659 54,378,650 307,783
Floating Rate Fund  253,661 10,032 111,487 17,317,543 158,456
Total Bond Mutual Funds (Cost $5,105,256) 4,339,672
EQUITY MUTUAL FUNDS 59.7%
T. Rowe Price Funds:
Value Fund  1,584,623 121,088 333,274 30,483,678 1,171,488
Growth Stock Fund (2) 1,040,505 239,225 92,846 16,346,782 1,096,379
Equity Index 500 Fund  959,238 38,197 114,085 6,733,034 704,477
Overseas Stock Fund  659,075 48,479 64,321 53,268,958 611,528
International Value Equity Fund  686,880 21,318 164,424 35,539,649 522,433
International Stock Fund  562,837 12,496 65,217 28,942,791 500,421
U.S. Large-Cap Core Fund  169,968 208,734 20,129 11,671,542 344,544
Real Assets Fund  343,298 66,336 37,598 24,894,127 343,788
Mid-Cap Growth Fund  317,034 8,252 31,943 3,121,257 295,084
Mid-Cap Value Fund  331,587 34,968 55,301 9,004,377 275,444
U.S. Equity Research Fund  243,764 43,892 27,321 6,736,764 254,178
Emerging Markets Discovery
Stock Fund  250,442 11,515 16,312 18,538,648 230,991
Small-Cap Stock Fund  230,556 9,299 32,864 3,595,636 199,450
Emerging Markets Stock Fund  245,653 5,556 30,696 5,613,621 196,533
Small-Cap Value Fund  251,642 9,775 64,338 3,350,089 173,802
New Horizons Fund (2) 128,260 5,200 16,523 2,382,267 121,114
Total Equity Mutual Funds (Cost $5,272,988) 7,041,654
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,921 255,164 255,500 15,926 1,609
Total Other Mutual Funds (Cost $1,580) 1,609
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.5%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 301,906 872,542 759,091 415,356,517 415,357

T. ROWE PRICE Retirement 2025 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.6%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.608%,
5/23/23 (4) 12,000,000 11,871
Total Short-Term Investments (Cost $427,231) 427,228
Total Investments in Securities 100.1%
(Cost $10,807,055) $ 11,810,163
Other Assets Less Liabilities (0.1)% (6,035)
Net Assets 100.0% $ 11,804,128
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2025 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 178 MSCI EAFE Index contracts 3/23 (18,215) $ 102
Short, 315 Russell 2000 E-Mini Index contracts 3/23 (29,911) (824)
Short, 262 S&P 500 E-Mini Index contracts 3/23 (52,079) 168
Net payments (receipts) of variation margin to date 858
Variation margin receivable (payable) on open futures contracts $ 304

T. ROWE PRICE Retirement 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 41,902 $ (50,494) $ 11,097
Emerging Markets Bond Fund  (11,387) (11,150) 15,986
Emerging Markets Discovery Stock Fund  (2,461) (14,654) 8,460
Emerging Markets Stock Fund  5,749 (23,980) 4,167
Equity Index 500 Fund  144,970 (178,873) 10,028
Floating Rate Fund  (7,662) 6,250 9,794
Growth Stock Fund  25,010 (90,505) —
High Yield Fund  (4,075) (14,318) 16,161
International Bond Fund (USD Hedged)  30,964 (65,460) 9,744
International Stock Fund  2,947 (9,695) 8,039
International Value Equity Fund  3,685 (21,341) 21,307
Limited Duration Inflation Focused Bond Fund  (8,174) (89,726) 60,704
Mid-Cap Growth Fund  4,964 1,741 929
Mid-Cap Value Fund  38,118 (35,810) 4,361
New Horizons Fund  4,767 4,177 —
New Income Fund  (37,480) (69,732) 38,157
Overseas Stock Fund  5,495 (31,705) 19,224
Real Assets Fund  (1,226) (28,248) 9,532
Small-Cap Stock Fund  12,277 (7,541) 1,609
Small-Cap Value Fund  20,981 (23,277) 2,037
Transition Fund  967 24 202
U.S. Equity Research Fund  (2,887) (6,157) 3,298
U.S. Large-Cap Core Fund  10,404 (14,029) 3,088
U.S. Treasury Long-Term Index Fund  (12,569) (43,063) 9,873
Value Fund  125,373 (200,949) 25,021
U.S. Treasury Money Fund, 4.61% — — 9,137
Totals $ 390,652# $ (1,018,515) $ 301,955+
# Capital gain distributions from underlying Price funds represented $298,376 of the net realized gain (loss).
+ Investment income comprised $301,955 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2025 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement 2025 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2025 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 4,339,672 $ — $ — $ 4,339,672
Equity Mutual Funds 7,041,654 — — 7,041,654
Other Mutual Funds 1,609 — — 1,609
Short-Term Investments 415,357 11,871 — 427,228
Total Securities 11,798,292 11,871 — 11,810,163
Futures Contracts* 270 — — 270
Total $ 11,798,562 $ 11,871 $ — $ 11,810,433
Liabilities
Futures Contracts* $ 824 $ — $ — $ 824
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2025 Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F157-054Q3 02/23